OPERATING SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
OPERATING SEGMENT INFORMATION
Schedule of major products by reportable operating segment

Segment	Products
Polyurethanes	MDI, PO, polyols, PG, TPU, aniline and MTBE
Performance Products	amines, surfactants, LAB, maleic anhydride, other performance chemicals, EG, olefins and technology licenses
Advanced Materials	epoxy resin compounds and formulations; cross-linking, matting and curing agents; epoxy, acrylic and polyurethane-based adhesives and tooling resin formulations
Textile Effects	textile chemicals and dyes
Pigments	titanium dioxide

Segment	Products
Polyurethanes	MDI, PO, polyols, PG, TPU, aniline and MTBE
Performance Products	amines, surfactants, LAB, maleic anhydride, other performance chemicals, EG, olefins and technology licenses
Advanced Materials	epoxy resin compounds and formulations; cross-linking, matting and curing agents; epoxy, acrylic and polyurethane-based adhesives and tooling resin formulations
Textile Effects	textile chemicals and dyes
Pigments	titanium dioxide

Schedule of revenues and EBITDA for each of entity's reportable operating segments

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Revenues
Polyurethanes	$1,244	$1,209	$3,735	$3,391
Performance Products	742	846	2,319	2,546
Advanced Materials	328	349	1,014	1,059
Textile Effects	182	173	562	563
Pigments	319	455	1,150	1,243
Eliminations	(74)	(56)	(212)	(213)

Total	$2,741	$2,976	$8,568	$8,589

Segment EBITDA(1)
Polyurethanes	$203	$136	$544	$392
Performance Products	107	97	282	325
Advanced Materials	24	2	77	69
Textile Effects	(22)	(157)	(37)	(175)
Pigments	69	161	346	357
Corporate and other(2)	(41)	(52)	(125)	(196)

Subtotal	340	187	1,087	772
Discontinued Operations(3)	-	17	(4)	(6)

Total	340	204	1,083	766
Interest expense, net	(59)	(66)	(181)	(197)
Income tax expense-continuing operations	(62)	(55)	(188)	(111)
Income tax (expense) benefit-discontinued operations	-	(7)	2	1
Depreciation and amortization	(102)	(107)	(306)	(310)

Net income (loss) attributable to Huntsman International	$117	$(31)	$410	$149

(1)
Segment EBITDA is defined as net income (loss) attributable to Huntsman International before interest, income tax, depreciation and amortization, and certain Corporate and other items.

(2)
Corporate and other includes unallocated corporate overhead, unallocated foreign exchange gains and losses, LIFO inventory valuation reserve adjustments, loss on early extinguishment of debt, unallocated restructuring, impairment and plant closing costs, non-operating income and expense, benzene sales and gains and losses on the disposition of corporate assets.

(3)
The operating results of our former polymers, base chemicals and Australian styrenics businesses are classified as discontinued operations, and, accordingly, the revenues of these businesses are excluded for all periods presented. The EBITDA of our former polymers, base chemicals and Australian styrenics businesses are included in discontinued operations for all periods presented. For more information, see "Note 17. Discontinued Operations."

	Year ended December 31,
	2011	2010	2009
Net Sales:
Polyurethanes	$4,434	$3,605	$3,005
Performance Products	3,301	2,659	2,090
Advanced Materials	1,372	1,244	1,059
Textile Effects	737	787	691
Pigments	1,642	1,213	960
Eliminations	(265)	(258)	(140)

Total	$11,221	$9,250	$7,665

	Year ended December 31,
	2011	2010	2009
Segment EBITDA(1):
Polyurethanes	$469	$319	$388
Performance Products	385	363	246
Advanced Materials	125	143	59
Textile Effects	(199)	1	(64)
Pigments	501	205	(25)
Corporate and other(2)	(236)	(224)	(178)

Subtotal	1,045	807	426
Discontinued Operations(3)	(6)	53	(97)

Total	1,039	860	329
Interest expense, net	(262)	(248)	(240)
Income tax expense-continuing operations	(113)	(40)	(159)
Income tax benefit (expense)-discontinued operations	5	(10)	80
Depreciation and amortization	(416)	(382)	(420)

Net income (loss) attributable to Huntsman International LLC	$253	$180	$(410)

Depreciation and Amortization:
Polyurethanes	$160	$155	$160
Performance Products	110	92	78
Advanced Materials	33	33	38
Textile Effects	27	26	19
Pigments	74	67	104
Corporate and other(2)	12	8	19

Subtotal	416	381	418
Discontinued Operations	-	1	2

Total	$416	$382	$420

Capital Expenditures:
Polyurethanes	$85	$59	$55
Performance Products	96	66	70
Advanced Materials	39	24	14
Textile Effects	34	23	19
Pigments	57	49	23
Corporate and other(2)	19	15	8

Total	$330	$236	$189

	December 31,
	2011	2010
Total Assets:
Polyurethanes	$3,086	$3,024
Performance Products	2,340	2,067
Advanced Materials	1,307	1,327
Textile Effects	686	776
Pigments	1,384	1,277
Corporate and other(2)	(473)	(164)

Total	$8,330	$8,307

(1)
Segment EBITDA is defined as net income (loss) attributable to Huntsman International LLC before interest, income tax, depreciation and amortization, and certain Corporate and other items.

(2)
Corporate and other includes unallocated corporate overhead, unallocated foreign exchange gains and losses, LIFO inventory valuation reserve adjustments, loss on early extinguishment of debt, unallocated restructuring, impairment and plant closing costs and non-operating income and expense.

(3)
The operating results of our former polymers, base chemicals and Australian styrenics businesses are classified as discontinued operations, and, accordingly, the revenues of these businesses are excluded for all periods presented. The EBITDA of our former polymers, base chemicals and Australian styrenics businesses are included in discontinued operations for all periods presented. For more information, see "Note 25. Discontinued Operations."